Document and Entity Information	Jan. 31, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001792580
Document Type	8-K/A
Document Period End Date	Jan. 31, 2025
Entity Registrant Name	Ovintiv Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39191
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 - 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 31, 2025, Ovintiv Inc. (“Ovintiv”) filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other events, that Ovintiv and its wholly-owned subsidiary, Ovintiv Canada ULC (collectively, the “Company”), completed the acquisition of approximately 109,000 net acres in the Montney formation, located in Canada (the “Montney Acquisition”) from Paramount Resources Ltd. (“Paramount”). This Current Report on Form 8-K/A amends the Original Form 8-K to disclose the statements of revenue and expenses and other information for the properties acquired in the Montney Acquisition and the pro forma financial information required by Item 9.01 of Form 8-K. No other changes to the Original Form 8-K are being made hereby.